OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of offsetting of financial assets and financial liabilities [Abstract]
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
NOTE 43: OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[1]		Potential net amounts if offset of related amounts permitted £m
	Gross amounts of assets and liabilities[2] £m	Amount offset in the balance sheet[3] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m
At 31 December 2022
Financial assets
Financial assets at fair value through profit or loss	1,371	–	1,371	–	–	1,371
Derivative financial instruments	55,541	(51,684)	3,857	(767)	(2,983)	107
Financial assets at amortised cost:
Loans and advances to banks	8,363	–	8,363	(1,147)	–	7,216
Loans and advances to customers	438,957	(3,330)	435,627	(308)	(2,171)	433,148
Reverse repurchase agreements	49,694	(10,435)	39,259	–	(39,259)	–
Debt securities	7,331	–	7,331	–	–	7,331
	504,345	(13,765)	490,580	(1,455)	(41,430)	447,695
Financial assets at fair value through other comprehensive income	22,846	–	22,846	–	(6,393)	16,453
Financial liabilities
Deposits from banks	4,658	–	4,658	(626)	–	4,032
Customer deposits	447,096	(924)	446,172	(141)	(2,171)	443,860
Repurchase agreements at amortised cost	59,025	(10,435)	48,590	–	(48,590)	–
Financial liabilities at fair value through profit or loss	5,159	–	5,159	–	–	5,159
Derivative financial instruments	59,981	(54,090)	5,891	(1,455)	(3,988)	448

				Related amounts where set off in the balance sheet not permitted[1]		Potential net amounts if offset of related amounts permitted £m
	Gross amounts of assets and liabilities[2] £m	Amount offset in the balance sheet[3] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m
At 31 December 2021
Financial assets
Financial assets at fair value through profit or loss	1,798	–	1,798	–	(35)	1,763
Derivative financial instruments	33,665	(28,154)	5,511	(1,621)	(2,733)	1,157
Financial assets at amortised cost:
Loans and advances to banks	4,478	–	4,478	(350)	–	4,128
Loans and advances to customers	431,994	(1,165)	430,829	(102)	(1,506)	429,221
Reverse repurchase agreements	59,645	(9,937)	49,708	–	(49,708)	–
Debt securities	4,562	–	4,562	–	(267)	4,295
	500,679	(11,102)	489,577	(452)	(51,481)	437,644
Financial assets at fair value through other comprehensive income	27,786	–	27,786	–	(4,981)	22,805
Financial liabilities
Deposits from banks	3,363	–	3,363	(1,404)	–	1,959
Customer deposits	450,538	(1,165)	449,373	(217)	(1,506)	447,650
Repurchase agreements at amortised cost	40,043	(9,937)	30,106	–	(30,106)	–
Financial liabilities at fair value through profit or loss	6,537	–	6,537	–	–	6,537
Derivative financial instruments	32,797	(28,154)	4,643	(452)	(4,191)	–
1    The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2    Net of impairment allowances.
3    The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
The effects of over-collateralisation have not been taken into account in the above table.